Financial instruments - Inputs and Valuation Technique (Details)	6 Months Ended
Dec. 31, 2024 $ / shares
Convertible notes [Abstract]
Closing share price	$ 9.82
Conversion Price - Convertible notes	$ 16.81
Risk free interest rate, share options granted	4.38%
Expected volatility, share options granted	40.00%